Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
Balance at Mar. 31, 2011		¥ (14,023,259)		¥ (85,134)		¥ 16,833,847		¥ (392,079)		¥ 27,318,912		¥ (10,937)		¥ 29,641,350
Balance (in Shares) at Mar. 31, 2011						41,295,600
Purchase of noncontrolling interests in consolidated subsidiaries (Note 14)										(19,395)		19,390		(5)
Subsidiary stock issuance (Note 14)										(66,042)		66,042
Stock-based compensation										26,843				26,843
Net income		3,640,963										(66,453)		3,574,510
Other comprehensive income (loss), net of tax				61,601										61,601
Dividends paid		(608,052)												(608,052)
Balance at Mar. 31, 2012		(10,990,348)		(23,533)		16,833,847		(392,079)		27,260,318		8,042		32,696,247
Balance (in Shares) at Mar. 31, 2012						41,295,600
Acquisition and establishment of new consolidated subsidiaries												2,688		2,688
Stock-based compensation										40,007				40,007
Net income		5,300,654										16,693		5,317,347
Other comprehensive income (loss), net of tax				287,303								(20)		287,283
Dividends paid		(709,394)												(709,394)
Balance at Mar. 31, 2013	(62,139)	(6,399,088)	2,561	263,770	163,467	16,833,847	(3,807)	(392,079)	265,103	27,300,325	266	27,403	365,451	37,634,178
Balance (in Shares) at Mar. 31, 2013					41,295,600
Acquisition of noncontrolling interests in consolidated subsidiaries (Note 14)			1	61			0	53	2	99	(3)	(213)
Issuance of common stock, net of issuance cost (Note 14)					84,110	8,661,600			83,604	8,609,604			167,714	17,271,204
Issuance of common stock, net of issuance cost (Note 14) (in Shares)					5,400,000
Issuance of common stock upon exercise of stock options					15	1,575			16	1,576			31	3,151
Issuance of common stock upon exercise of stock options (in Shares)					2,200								2,200
Stock-based compensation									489	50,391			489	50,391
Net income	43,137	4,442,237									2,344	241,395	45,481	4,683,632
Other comprehensive income (loss), net of tax			14,070	1,448,955							(1)	(144)	14,069	1,448,811
Dividends paid	(8,844)	(910,697)											(8,844)	(910,697)
Purchase of treasury stock							0	(44)					0	(44)
Balance at Mar. 31, 2014	$ (27,846)	¥ (2,867,548)	$ 16,632	¥ 1,712,786	$ 247,592	¥ 25,497,022	$ (3,807)	¥ (392,070)	$ 349,214	¥ 35,961,995	$ 2,606	¥ 268,441	$ 584,391	¥ 60,180,626
Balance (in Shares) at Mar. 31, 2014					46,697,800